Summary of Activity in Two Thousand Seven Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share options (common share equivalents)
Beginning Balance	943,382	965,928	1,069,045
Options granted during the period	225,865	213,907	201,658
Options exercised during the period	(131,076)	(207,191)	(302,100)
Options expired during the period	(54,976)
Options forfeited during the period	(22,164)	(29,262)	(2,675)
Ending Balance	961,031	943,382	965,928
Options exercisable at period end	383,035
Options vested and expected to vest at period end	928,414
Weighted average exercise price
Beginning Balance	$ 26.43	$ 21.87	$ 18.86
Options granted during the period	$ 34.14	$ 38.36	$ 28.21
Options exercised during the period	$ 19.07	$ 17.46	$ 15.45
Options expired during the period	$ 17.06
Options forfeited during the period	$ 32.91	$ 26.63	$ 22.63
Ending Balance	$ 29.63	$ 26.43	$ 21.87
Options exercisable at period end	$ 24.16
Options vested and expected to vest at period end	$ 29.46
Restricted Share Units
Restricted share units
Beginning Balance	703,903	1,011,406	1,178,612
Share units granted during the period	235,162	223,492	213,295
Share units vested during the period	(281,438)	(488,860)	(376,056)
Share units forfeited during the period	(24,409)	(42,135)	(4,445)
Ending Balance	633,218	703,903	1,011,406
Share units outstanding and expected to vest at period end	603,381
Weighted average grant date fair value
Beginning Balance	$ 24.57	$ 19.13	$ 15.95
Share units granted during the period	$ 29.85	$ 33.84	$ 28.29
Share units vested during the period	$ 21.05	$ 16.16	$ 14.37
Share units forfeited during the period	$ 27.39	$ 19.91	$ 17.58
Ending Balance	$ 27.99	$ 24.57	$ 19.13
Share units outstanding and expected to vest at period end	$ 26.67